Note from a shareholder (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of notes from shareholder current
	December 31, 2022	December 31, 2023	December 31, 2023
	S$’000	S$’000	US$’000

Current
Note from a shareholder	-	2,850	2,160

Schedule of notes from shareholder

The note from a shareholder as of December 31, 2023 are set out below:

Note	Currency	Period	Interest rate per annum	Guarantees	Other security	Carrying amount (S$’000)	Carrying amount (S$’000)
Unsecured fixed rate note	SGD	12-month	12%	Nil	-	2,000	1,516
Unsecured fixed rate note	SGD	6-month	-	Nil	-	850	644